Derivative Instruments and Accounting Hedges (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of derivative financial instruments [text block] [Abstract]
Schedule of bank's portfolio of derivative instruments
	As of December 31, 2020
		Fair value
	Notional amount contract	Asset	Liability
	MCh$	MCh$	MCh$
Derivatives held for hedging of fair value
Cross currency swap	5,031	—	1,646
Interest rate swap	29,508	—	4,873
Total derivatives held for hedging purposes	34,539	—	6,519
Derivatives held as cash flow hedges
Interest rate swap and cross currency swap	1,217,457	51,062	65,172
Total Derivatives held as cash flow hedges	1,217,457	51,062	65,172

Derivatives held-for-trading purposes
Currency forward	21,751,181	551,964	637,164
Interest rate swap	44,189,444	1,167,416	1,189,828
Cross currency swap and interest rate swap	18,893,219	845,831	940,565
Call currency options	71,914	269	306
Put currency options	57,395	1,462	2,099
Total derivatives held-for-trading purposes	84,963,153	2,566,942	2,769,962
Total	86,215,149	2,618,004	2,841,653

	As of December 31, 2021
		Fair value
	Notional amount contract	Asset	Liability
	MCh$	MCh$	MCh$
Derivatives held for hedging of fair value
Cross currency swap	1,788	—	608
Interest rate swap	—	—	—
Total derivatives held for hedging purposes	1,788	—	608
Derivatives held as cash flow hedges
Currency forward	3,099	—	88
Interest rate swap and cross currency swap	1,362,671	277,803	—
Total Derivatives held as cash flow hedges	1,365,770	277,803	88

Derivatives held-for-trading purposes
Currency forward	21,676,356	742,545	505,463
Interest rate swap	44,811,310	825,525	831,338
Cross currency swap and interest rate swap	18,798,439	1,132,717	1,432,794
Call currency options	117,001	4,509	2,726
Put currency options	93,433	199	459
Total derivatives held-for-trading purposes	85,496,539	2,705,495	2,772,780
Total	86,864,097	2,983,298	2,773,476

Schedule of Details of the Hedged elements and hedge instruments under fair value hedges
	As of December 31,
	2020	2021
	MCh$	MCh$
Notional Amounts
Hedged element
Commercial loans	5,031	1,788
Corporate bonds	29,508	—

Hedge instrument
Cross currency swap	5,031	1,788
Interest rate swap	29,508	—

Schedule of cash flows of borrowings from banks and bonds issued abroad
	Up to 1 month		Over 1 month and up to 3 months		Over 3 months and up to 12 months		Over 1 year and up to 3 years		Over 3 years and up to 5 years		Over 5 years		Total
	2020	2021	2020	2021	2020	2021	2020	2021	2020	2021	2020	2021	2020	2021
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$

Hedge element
Outflows:
Corporate Bond EUR	—	—	—	—	(1,473)	(1,626)	(2,946)	(3,252)	(44,037)	(47,854)	(51,871)	(56,380)	(100,327)	(109,112)
Corporate Bond HKD	—	—	—	—	(13,352)	(15,897)	(90,988)	(105,828)	(78,369)	(91,271)	(269,894)	(309,896)	(452,603)	(522,892)
Corporate Bond PEN	—	—	(775)	(841)	(775)	(841)	(3,098)	(3,366)	(3,098)	(3,366)	(41,484)	(43,383)	(49,230)	(51,797)
Corporate Bond CHF	—	(64)	—	—	(829)	(958)	(94,332)	(249,008)	(121,182)	(764)	—	(121,521)	(216,343)	(372,315)
Corporate Bond USD	—	—	—	—	(1,515)	(1,814)	(3,030)	(3,629)	(3,030)	(3,629)	(40,140)	(46,260)	(47,715)	(55,332)
Obligation USD	(202)	—	(76)	—	(157,455)	(427)	—	(60,047)	—	—	—	—	(157,733)	(60,474)
Corporate Bond JPY	—	—	—	(130)	(2,115)	(39,208)	(38,110)	(4,249)	(3,472)	(4,249)	(191,351)	(242,020)	(235,048)	(289,856)
Corporate Bond AUD	—	—	(970)	(1,220)	(3,928)	(4,794)	(9,796)	(12,024)	(9,799)	(12,023)	(206,991)	(264,901)	(231,484)	(294,962)
Corporate Bond NOK	—	—	—	—	(2,275)	(2,646)	(4,550)	(5,292)	(4,550)	(5,292)	(71,491)	(80,515)	(82,866)	(93,745)

Hedge instrument
Inflows:
Cross Currency Swap EUR	—	—	—	—	1,473	1,626	2,946	3,252	44,037	47,854	51,871	56,380	100,327	109,112
Cross Currency Swap HKD	—	—	—	—	13,352	15,897	90,988	105,828	78,369	91,271	269,894	309,896	452,603	522,892
Cross Currency Swap PEN	—	—	775	841	775	841	3,098	3,366	3,098	3,366	41,484	43,383	49,230	51,797
Cross Currency Swap CHF	—	64	—	—	829	958	94,332	249,008	121,182	764	—	121,521	216,343	372,315
Cross Currency Swap USD	—	—	—	—	1,515	1,814	3,030	3,629	3,030	3,629	40,140	46,260	47,715	55,332
Cross Currency Swap USD	202	—	76	—	157,455	427	—	60,047	—	—	—	—	157,733	60,474
Cross Currency Swap JPY	—	—	—	130	2,115	39,208	38,110	4,249	3,472	4,249	191,351	242,020	235,048	289,856
Cross Currency Swap AUD	—	—	970	1,220	3,928	4,794	9,796	12,024	9,799	12,023	206,991	264,901	231,484	294,962
Cross Currency Swap NOK	—	—	—	—	2,275	2,646	4,550	5,292	4,550	5,292	71,491	80,515	82,866	93,745

Net cash flows	—	—	—	—	—	—	—	—	—	—	—	—	—	—

Schedule of cash flows of the underlying assets portfolio and the cash flow of the liability
	Up to 1 month		Over 1 month and up to 3 months		Over 3 months and up to 12 months		Over 1 year and up to 3 years		Over 3 years and up to 5 years		Over 5 years		Total
	2020	2021	2020	2021	2020	2021	2020	2021	2020	2021	2020	2021	2020	2021
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$

Hedge element
Inflows:
Cash flows in CLF	160	537	280	4,031	186,116	59,853	213,673	370,886	246,244	144,432	741,654	968,900	1,388,127	1,548,639

Hedge instrument
Outflows:
Cross Currency Swap HKD	(160)	(171)	—	—	(9,035)	(9,630)	(72,728)	(75,575)	(76,073)	(79,358)	(206,514)	(214,067)	(364,510)	(378,801)
Cross Currency Swap PEN	—	—	(48)	(51)	(49)	(52)	(194)	(207)	(194)	(206)	(31,965)	(33,974)	(32,450)	(34,490)
Cross Currency Swap JPY	—	—	—	(341)	(4,195)	(40,029)	(40,526)	(8,388)	(6,596)	(8,376)	(201,852)	(252,362)	(253,169)	(309,496)
Cross Currency Swap USD	—	—	—	—	(165,634)	(1,104)	(1,311)	(57,936)	(1,317)	(1,402)	(37,584)	(39,368)	(205,846)	(99,810)
Cross Currency Swap CHF	—	(366)	—	—	(3,929)	(5,281)	(91,923)	(220,166)	(114,409)	(4,387)	—	(115,104)	(210,261)	(345,304)
Cross Currency Swap EUR	—	—	—	—	(1,912)	(2,028)	(3,805)	(4,070)	(44,464)	(46,165)	(45,439)	(47,638)	(95,620)	(99,901)
Cross Currency Swap AUD	—	—	(232)	(540)	(738)	(1,064)	(1,939)	(3,212)	(1,942)	(3,208)	(152,709)	(197,125)	(157,560)	(205,149)
Cross Currency Swap NOK	—	—	—	—	(624)	(665)	(1,247)	(1,332)	(1,249)	(1,330)	(65,591)	(69,262)	(68,711)	(72,589)
Forward UF	—	—	—	(3,099)	—	—	—	—	—	—	—	—	—	(3,099)

Net cash flows	—	—	—	—	—	—	—	—	—	—	—	—	—	—